Related party transactions - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related party transactions
Total current amounts due from related parties, net			¥ 5
Amounts due to related parties, current	$ 41,496	¥ 302,893	¥ 299,346
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Related parties
Related party transactions
Total current amounts due from related parties		¥ 850,648	¥ 846,779
Allowance for credit losses		(850,648)	(846,774)
Total current amounts due from related parties, net			5
Amounts due to related parties, current		302,893	299,346
Related parties | Jimu Group
Related party transactions
Total current amounts due from related parties		850,529	846,655
Amounts due to related parties, current		302,893	298,821
Related parties | Other related parties
Related party transactions
Total current amounts due from related parties		¥ 119	124
Amounts due to related parties, current			¥ 525